Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Numerator
Net income	$4,127	$2,438	$12,834	$9,381
Less: Net income attributable to the noncontrolling interests	—	—	—	(52)
Less: Undistributed earnings allocated to participating securities	(70)	(23)	(179)	(69)
Numerator for basic and diluted EPS	$4,057	$2,415	$12,655	$9,260
Denominator
Basic and diluted earnings per share—weighted average shares	21,113,708	17,075,000	18,635,986	11,457,692
Basic and diluted EPS	$0.19	$0.14	$0.68	$0.81

Year Ended
December 31,
2013
Numerator
Net income	$12,431
Less: Net income attributable to the non-controlling interest	(52)
Less: Undistributed earnings allocated to participating securities	(104)
Numerator for basic and diluted EPS	$12,275
Denominator
Basic and diluted earnings per share—weighted average shares	12,873,562
Basic and diluted EPS	$0.95